STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]
Stock option activity for the year ended December 31, 2022, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	20,515	$10.98
Granted	0	0.00
Exercised	(15,660)	11.32
Forfeited or expired	0	0.00
Outstanding at end of year	4,855	$9.86	0.27 years	$70
Exercisable at end of year	4,855	$9.86	0.27 years	$70

Cash Proceeds Received and Tax Benefit from Share-based Payment Awards [Table Text Block]

	2022	2021	2020
Total intrinsic value of options exercised	$208	$114	$86
Cash received from exercises	$177	$64	$72
Tax benefit from exercises	$3,095	$2,229	$1,776

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2022		2021		2020
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	839,733	$22.30	763,283	$22.04	530,569	$27.19
Granted	945,193	23.57	539,020	22.69	503,311	18.62
Vested	(407,386)	28.05	(386,848)	22.24	(233,828)	26.07
Forfeited	(148,194)	18.40	(75,722)	22.86	(36,769)	23.79
Nonvested at end of year	1,229,346	$21.28	839,733	$22.30	763,283	$22.04